UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-921-7591

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Percent Owned &		Acquisition Date ##	Commitment	Cost	Fair Value	% of Net Assets***
	Underlying Funds **, #, ###
	Domestic Buyout Funds
0.46%	2003 Riverside Capital Appreciation Fund, L.P.	06/04 – 04/09	$3,674,055	$2,224,006	$3,864,971	10.82%
0.76%	Berkshire Partners VI, L.P.	06/04 – 06/09	13,360,200	4,229,357	9,824,717	27.51%
2.17%	Blue Point Capital Partners, L.P.	06/04 – 11/08	6,012,090	—	1,420,853	3.98%
0.97%	Blum Strategic Partners II, L.P.	06/04 – 05/09	10,020,150	—	1,803,429	5.06%
0.61%	Catterton Partners V, L.P.	06/04 – 12/08	3,674,055	1,938,147	2,543,578	7.12%
1.91%	Charlesbank Equity Fund V, L.P.	06/04 – 01/09	10,020,150	47,997	6,509,815	18.23%
1.09%	Lincolnshire Equity Fund III, L.P.	12/04 – 04/09	4,835,120	423,428	1,989,031	5.57%

			51,595,820	8,862,935	27,956,394	78.29%

	European Buyout Funds
1.00%	Advent Global Private Equity Fund IV-A, L.P.	06/04 – 04/08	5,010,075	—	1,058,817	2.96%
0.44%	Cognetas Fund, L.P. * (fka.Electra European Fund, L.P.)	06/04 – 06/08	5,870,025	—	617,822	1.73%

			10,880,100	—	1,676,639	4.69%

	Distressed Investment Funds
0.39%	MatlinPatterson Global Opportunities Partners, L.P.	06/04 – 06/09	6,012,090	—	736,687	2.06%
0.14%	OCM Principal Opportunities Fund II, L.P.	06/04 – 12/04	4,008,060	—	764,607	2.14%

			10,020,150	—	1,501,294	4.20%

	TOTAL INVESTMENTS		$72,496,070	$8,862,935	31,134,327	87.18%

	OTHER ASSETS & LIABILITIES (NET)				4,578,091	12.82%

	NET ASSETS				$35,712,418	100.00%

*	Investment is denominated in Euros. Values shown are in U.S. dollars.

**	Restricted as to public resale and illiquid. Acquired in the period from June 2004 to June 2009. Total cost of restricted and illiquid securities at June 30, 2009 was $8,862,935. Total fair value of restricted and illiquid securities owned at June 30, 2009 was $31,134,327 or 87.18% of net assets.

***	Based on Fair Value.

#	Non-income producing securities.

##	Required disclosure for restricted securities only.

###	The estimated cost of the Underlying Funds at June 30, 2009 for federal tax purposes is $19,763,049.

&	Represents the Fund’s investment (capital balance) as a percentage of Underlying Fund’s total capital.

Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and expands disclosures about fair value measurements. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$—	$—	$31,134,327	$31,134,327
Other Investments*	—	—	—	—

Totals	$—	$—	$31,134,327	$31,134,327

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Totals	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

The following is a reconciliation of the investments in securities within Level 3 used in determining value:

Level 3
Balances as of March 31, 2009	$29,353,221
Net realized gain on investments	186,615
Net increase in unrealized appreciation on investments	1,409,851
Net purchases/(sales proceeds)	184,639
Net transfers in and out of Level 3**	—

Balances as of June 30, 2009	$31,134,327

**	Transfers in and out of Level 3 are valued at the beginning of the period value.

The amount of the net change in unrealized appreciation for the period ended June 30, 2009 relating to level 3 assets still held at June 30, 2009 is $1,409,851.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

On April 9, 2009, the FASB issued FSP 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased Identifying Transactions that are not Orderly. FSP 157-4 introduces some new required disclosures with respect to a) inputs and valuation techniques and b) definition of “major category” (a term appearing in FAS 157) for securities (entities may be required to provide disclosures on a more disaggregated basis than previously had been required under FAS 157). FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Buyout Investors, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date August 28, 2009

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Chief Financial Officer

Date August 31, 2009

*	Print the name and title of each signing officer under his or her signature.